Contingencies and Certain Commitments (Action In Which We Are the Plaintiff) (Details)		1 Months Ended								3 Months Ended	12 Months Ended
	Dec. 31, 2019 Patents	Jan. 31, 2020 Patents	Mar. 31, 2019 Patents	Dec. 31, 2018 Patents	Jun. 30, 2018 Patents	Jan. 31, 2018 Patents	Oct. 31, 2017 Patents	Mar. 31, 2017 Patents	Aug. 31, 2015 Patents	Apr. 30, 2017 Defendant Patents	Dec. 31, 2019 Patents	Dec. 31, 2014 Patents
Patent Infringement [Member]
Gain Contingencies [Line Items]
Number of patents without court proceedings							2
Patent Infringement [Member] | Judicial Ruling [Member]
Gain Contingencies [Line Items]
Number of patents infringed upon					1
Pfizer Versus Ajanta [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon			2
Pfizer Versus Generic Companies [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon			2
Precedex Premix [Member] | Hospira Versus Amneal Pharmaceuticals LLC [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly not infringed upon												1
Precedex Premix [Member] | Hospira Versus Amneal Pharmaceuticals LLC [Member] | Settled Litigation [Member]
Gain Contingencies [Line Items]
Number of patents infringed upon						1
Number of patents not infringed upon expired March 2019			1
Number of patents found not infringed upon						3
Precedex Premix [Member] | Hospira Versus Fresenius Kabj USA LLC [Member] | Settled Litigation [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon	2			2
Number of patents found not infringed upon subsequently appealed											1
Precedex Premix [Member] | Hospira Versus Par [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly not infringed upon						4			4
Xeljanz [Member] | Pfizer Versus Zydus [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon								3
Eliquis [Member] | Pfizer and BMS Versus Several Generic Manufacturers [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon										3
Number of defendants | Defendant										25
Number of patents allegedly infringed upon due to expire In December 2019										1
Subsequent Event [Member] | Pfizer Versus Viwit Pharmaceutical Co. Ltd. [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon		3